CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,575,106)	$ (2,282,910)	$ (2,800,969)	$ (470,390)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation - related parties	705,974	514,740	624,320	110,835
Stock-based compensation	35,849	60,000	60,000	5,250
(Gain) loss in fair value of derivative liability	(472,168)	(64,118)	1,054,786	468,823
Debt discount amortization	380,409	(962,257)	1,343,277	325,431
Loss on notes	(50,000)	286,265	286,265	0
Option expense	14,733	62,992	72,000	0
Changes in operating assets and liabilities:
Accounts receivable			0	750,000
Accounts payable and accrued expenses	58,425	(373,796)	(245,519)	167,060
Accrued liabilities- related parties	2,179	0
Prepaid	65,374	3,917	(71,816)	(11,000)
Due to related parties			0	5,116
Net cash provided by (used in) operating activities	(834,332)	(1,400,650)	(1,787,228)	413,479
Cash flows from financing activities:
Proceeds from the sale of common stock	1,461,000	0
Repayments of convertible notes	(400,000)	(275,000)	(275,000)	(520,000)
Proceeds from warrant conversion	0	208,000
Proceeds from convertible notes	225,000	1,932,000	1,932,000	200,000
Net cash provided (used) by financing activities	1,286,000	1,865,000	1,865,000	(320,500)
Net increase (decrease) in cash	451,668	464,350	77,772	92,979
Cash -beginning of year	172,186	94,414	94,414	1,435
Cash -end of period	623,854	558,764	172,186	94,414
SUPPLEMENT DISCLOSURES:
Interest paid	0	11,135	11,135	30,027
Income taxes paid	0	0	0	0
Non Cash Transactions
Warrants issued with convertible notes	0	0	178,739
Common stock issued for the exercise of warrants			208,000	0
Initial discount from derivatives	0	178,739	178,739	0
Common stock issued for debt conversion	492,796	556,567	1,023,974	0
Retirement of derivative at conversion of debt	191,258	0
Common stock issued for AP	$ 0	$ 9,275	9,275	27,000
Common stock issued for payables - related parties			$ 0	$ 128,333
Common stock issued for retiring preferred shares				1,968